CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 1,029,080	$ 2,307,695	$ 4,608,350
Cost of revenues	(1,242,012)	(1,387,045)	(1,200,428)
Gross profit (loss)	(212,932)	920,650	3,407,922
Operating expenses:
Selling, general and administrative expenses	(143,089)	(213,241)	(354,074)
Research and development expenses	(4,559)	(10,116)	(10,041)
Long-lived assets impairment	(175,627)
Allowance for expected credit loss	18,072
Other operating (expense) income, net	(9,813)	86,137	(3,181)
Total operating expenses, net	(351,160)	(137,220)	(367,296)
Income (expense) from operations	(564,092)	783,430	3,040,626
Interest income, net	30,223	52,302	14,473
Exchange gain (loss)	(2,378)	(17,367)	680
Investment income, net	18,186	109	1,110
Income (loss) before income taxes	(518,061)	818,474	3,056,889
Income tax (expense) benefit	69,907	(165,588)	(577,247)
Net income (loss)	(448,154)	652,886	2,479,642
Net income (loss) attributable to non-controlling interest	(102,939)	223,341	659,841
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	$ (345,215)	$ 429,545	$ 1,819,801
Net earnings (loss) per ordinary share
Basic-ordinary shares	$ (1.04)	$ 1.15	$ 4.8
Diluted-ordinary shares	$ (1.04)	$ 1.15	$ 4.67
Ordinary shares used in calculating earnings per ordinary share
Basic-ordinary shares	330,800,038	373,586,004	379,365,310
Diluted-ordinary shares	330,800,038	374,817,676	386,459,841